Loans Payable (Details) - Schedule of Minimum Required Principal Payments - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Auto Loans [Member]
Schedule of Minimum Required Principal Payments [Line Items]
2025	$ 35,240	$ 34,383
2026	32,944	36,120
2027	26,172	27,656
Thereafter	3,285
Total	97,641	114,621
Building Loan [Member]
Schedule of Minimum Required Principal Payments [Line Items]
2025	82,374	80,638
2026	85,380	83,868
2027	88,495	86,928
Thereafter	2,556,392	2,511,063
Total	2,812,641	2,852,597
Business Loan [Member]
Schedule of Minimum Required Principal Payments [Line Items]
2025	166,879	153,784
2026	196,507	181,088
2027	231,396	213,239
Thereafter	2,612,991	2,482,316
Total	$ 3,207,773	$ 3,281,526